Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001137761
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2014
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013